Reconciliation of Statutory and Effective Income Tax Rates (Detail) - Predecessor	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Statutory rate	0.00%	0.00%	0.00%
Taxes on foreign earnings	69.40%	30.10%	(138.70%)
Settlement of prior years' tax audits	(7.70%)	(0.00%)	(2.20%)
Other	2.50%	0.10%	(0.90%)
Total	64.20%	30.00%	(141.80%)